Provisions	12 Months Ended
Jun. 30, 2023
Provisions [Abstract]
PROVISIONS

8. PROVISIONS

	Years Ended June 30,
	2023	2022

Current
Annual leave (1)	420,380	371,877
Long service leave (1)(2)	308,822	284,390

Total	729,202	656,267

Non-Current
Long service leave (2)	19,503	13,753

A provision has been recognised for employee entitlements relating to long service leave. In calculating the present value of future cash flows in respect of long service leave, the probability of long service leave being taken is based on historical data. The measurement and recognition criteria relating to employee benefits have been included in Note 1 to this report.

(1) Movements in provisions

Movements in each class of provision during the financial year are set out below:

	Years Ended June 30,
	2023	2022	2021
Annual leave
Carrying amount at start of year	371,877	273,876	285,360
Charged/(credited) to profit or loss -additional provisions recognised	272,502	242,532	231,981
Amounts used during the year	(232,747)	(158,968)	(231,061)
Change in foreign exchange	8,748	14,437	(12,404)
Carrying amount at end of year	420,380	371,877	273,876

Long service leave
Carrying amount at start of year	298,143	273,260	368,193
Charged/(credited) to profit or loss -additional provisions recognised	30,182	25,210	31,725
Amounts used during the year	-	(327)	(126,658)
Carrying amount at end of year	328,325	298,143	273,260

TOTAL	748,705	670,020	547,136

(2) Amounts not expected to be settled within the next 12 months

The current provision for long service leave includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances.

The entire amount is presented as current, since the Group does not have an unconditional right to defer settlement. However, based on past experience, the Group does not expect all employees to take the full amount of accrued long service leave or require payment within the next 12 months. The following amounts reflect leave that is not expected to be taken or paid within the next 12 months.

	Years Ended June 30,
	2023	2022

Long service leave obligation expected to be settled after 12 months	19,503	13,753